Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,743,646	¥ 2,016,605	¥ 2,122,465
Recognized interest income	38,118	41,629	42,796
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,181,941	1,359,635	1,414,309
Recognized interest income	23,216	23,283	24,051
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	440,258	430,415	418,402
Recognized interest income	8,333	6,954	7,017
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	38,888	47,818	54,687
Recognized interest income	863	982	1,174
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	170,549	228,045	198,102
Recognized interest income	3,163	3,472	2,747
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	115,384	140,627	170,025
Recognized interest income	2,704	2,806	3,214
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	283,213	339,619	376,001
Recognized interest income	5,358	5,857	6,215
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	7,230	10,719	11,506
Recognized interest income	132	170	162
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	35,249	44,417	51,897
Recognized interest income	837	945	1,061
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	35,208	49,612	58,081
Recognized interest income	745	985	1,271
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	55,962	68,363	75,608
Recognized interest income	1,081	1,112	1,190
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	183,671	187,656	172,471
Recognized interest income	3,161	2,848	2,487
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	14,758	30,101	32,964
Recognized interest income	697	1,659	2,028
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	187,642	264,277	320,183
Recognized interest income	4,241	5,153	6,006
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	97,159	113,993	135,581
Recognized interest income	4,154	5,218	6,504
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	59,711	60,943	46,957
Recognized interest income	2,040	¥ 3,468	¥ 1,720
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	18,764
Recognized interest income	¥ 609